Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Citizens [Member]
Total Capital, Actual Amount	$ 41,801	$ 41,858
Total Capital, Actual Ratio	11.80%	13.20%
Total Capital, For Capital Adequacy Purposes Amount	$ 28,382	$ 25,378
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 35,478	$ 31,722
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	$ 39,460	$ 39,421
Tier I Capital, Actual Ratio	11.10%	12.40%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 21,287	$ 19,033
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	6.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 28,382	$ 25,378
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Tier I Capital (to Average Assets), Actual Amount	$ 39,460	$ 39,421
Tier I Capital (to Average Assets), Actual Ratio	9.30%	9.70%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 17,048	$ 16,200
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,310	$ 20,251
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Citizens [Member] | Common Equity [Member]
Tier I Capital, Actual Amount	$ 39,460	$ 39,421
Tier I Capital, Actual Ratio	11.10%	12.40%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 15,965	$ 14,275
Tier I Capital, For Capital Adequacy Purposes Ratio	4.50%	4.50%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 23,061	$ 20,619
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Consolidated Entities [Member]
Total Capital, Actual Amount	$ 48,429	$ 46,854
Total Capital, Actual Ratio	13.60%	14.70%
Total Capital, For Capital Adequacy Purposes Amount	$ 28,516	$ 25,573
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Tier I Capital, Actual Amount	$ 46,088	$ 44,417
Tier I Capital, Actual Ratio	12.90%	13.90%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 21,387	$ 19,179
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	6.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Tier I Capital (to Average Assets), Actual Amount	$ 46,088	$ 44,417
Tier I Capital (to Average Assets), Actual Ratio	11.00%	10.90%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 16,729	$ 16,376
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%
Consolidated Entities [Member] | Common Equity [Member]
Tier I Capital, Actual Amount	$ 42,088	$ 40,417
Tier I Capital, Actual Ratio	11.80%	12.60%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 16,040	$ 14,385
Tier I Capital, For Capital Adequacy Purposes Ratio	4.50%	4.50%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 0	$ 0
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	0.00%	0.00%